UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:               December 31, 2010
                                                             -----------------

Check here if Amendment [  ];     Amendment Number:          -----------------

This Amendment (check only one):     [  ] is a restatement
                                     [  ] add new holdings entries

Institutional Investment Manager Filing this Report:

Name:     PI Investment Management Limited
Address:  5th Floor, Alexandra House, The Sweepstakes
          Ballsbridge, Dublin 4, Ireland

Form 13F File Number:     028-11988
                          ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:      Shauneen Kay
Title:     Chief Compliance Officer
Phone:     011 353 1 6699223

Signature, Place and Date of Signing:

  /s/ Shauneen Kay                Dublin, Ireland             01/28/11
----------------------            ---------------             --------
     [Signature]                   [City, State]               [Date]

Report Type (Check only one)
----------------------------

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[  ]    13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]    13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:                            0
Form 13F Information Table Entry Total:                      30
Form 13F Information Table Value Total:                   $572,974
                                                          ---------
                                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.


                                                                                                       Column 8  Column 8  Column 8
                                                        Value (USD)  No. of   Investment   Other        Voting    Voting    Voting
Stock Name                  Title of Class     CUSIP       (1000)    Shares   Discretion  Managers       Sole     Shared     None
-------------------------   --------------   ---------  ----------   -------  ----------  --------     --------  --------  --------
ACCENTURE PLC                Common stock    G1151C101     16,208    334,254     Sole       None        334,254
AFLAC INC                    Common stock    001055102     15,425    273,343     Sole       None        273,343
ALTRIA GROUP INC             Common stock    02209S103     14,391    584,541     Sole       None        584,541
AMERICAN EXPRESS CO          Common stock    025816109      9,402    219,049     Sole       None        219,049
AUTOMATIC DATA PROCESSING    Common stock    053015103     24,810    536,092     Sole       None        536,092
BECTON DICKINSON & CO        Common stock    075887109     17,569    207,872     Sole       None        207,872
CISCO SYSTEMS INC            Common stock    17275R102     15,003    741,612     Sole       None        741,612
EMERSON ELECTRIC CO          Common stock    291011104     28,759    503,036     Sole       None        503,036
EXXON MOBIL CORP             Common stock    30231G102     12,703    173,728     Sole       None        173,728
FISERV INC                   Common stock    337738108     17,359    296,423     Sole       None        296,423
GAP INC                      Common stock    364760108     14,938    674,693     Sole       None        674,693
GENERAL DYNAMICS CORP        Common stock    369550108     24,498    345,231     Sole       None        345,231
HEWLETT-PACKARD CO           Common stock    428236103     24,134    573,242     Sole       None        573,242
ILLINOIS TOOL WORKS          Common stock    452308109     12,141    227,361     Sole       None        227,361
JOHNSON & JOHNSON            Common stock    478160104     37,479    605,971     Sole       None        605,971
M & T BANK CORP              Common stock    55261F104     10,868    124,845     Sole       None        124,845
MCGRAW-HILL COMPANIES        Common stock    580645109     10,585    290,714     Sole       None        290,714
MEDTRONIC INC                Common stock    585055106     10,408    280,604     Sole       None        280,604
MICROSOFT CORP               Common stock    594918104     23,865    855,057     Sole       None        855,057
NIKE INC                     Common stock    654106103     15,141    177,252     Sole       None        177,252
OMNICOM GROUP                Common stock    681919106     17,781    388,224     Sole       None        388,224
PHILIP MORRIS INTERNATIONAL  Common stock    718172109     41,669    711,924     Sole       None        711,924
REPUBLIC SERVICES INC        Common stock    760759100     18,682    625,635     Sole       None        625,635
ROCKWELL COLLINS INC         Common stock    774341101     19,079    327,472     Sole       None        327,472
STAPLES INC                  Common stock    855030102     12,163    534,149     Sole       None        534,149
SYSCO CORP                   Common stock    871829107      9,424    320,556     Sole       None        320,556
TARGET CORP                  Common stock    87612E106     17,638    293,327     Sole       None        293,327
WAL-MART STORES INC          Common stock    931142103     28,274    524,266     Sole       None        524,266
WALGREEN CO                  Common stock    931422109     39,051  1,002,324     Sole       None      1,002,324
WELLS FARGO & CO             Common stock    949746101     13,527    436,488     Sole       None        436,488

                                                          572,974